Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The tables in footnote (5) below set forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above.

The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our non-CEO NEOs along with total shareholder return, net income and total revenue performance results for fiscal years presented:

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total For CEO	Compensation Actually Paid to CEO (5)	Average Summary Compensation Table Total For NEOs	Average Compensation Actually Paid to NEOs (5)(2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (in thousands) (4)	Total Revenue (in thousands)(4)
2025	$7,813,551	$6,491,709	$2,760,159	$4,036,382	$331.78	$268.22	$136,759	$1,005,263
2024	$6,961,766	$10,138,733	$1,443,013	$1,896,075	$350.34	$186.98	$201,670	$987,321
2023	$5,646,028	$21,220,183	$1,282,971	$2,783,035	$321.44	$155.35	$121,159	$815,868
2022	$5,313,301	$2,086,925	$1,129,974	$711,974	$143.16	$93.02	$223,334	$1,005,183
2021	$5,134,310	$13,985,674	$1,069,940	$2,149,621	$212.86	$142.85	$142,349	$788,899

Named Executive Officers, Footnote

(1) The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2025	Michael P. Plisinski	Brian K. Roberts, Ramil Yaldaei, Ido Dolev, Shirley Chen, Mark Slicer
2024 & 2023	Michael P. Plisinski	Mark R. Slicer, Yoon Ah E. Oh, Srinivas Vedula, Ramil Yaldaei
2022	Michael P. Plisinski	Mark R. Slicer, James (Cody) Harlow, Robert Fiordalice, Yoon Ah E. Oh, Steven R. Roth
2021	Michael P. Plisinski	Steven R. Roth, Rollin Kocher, Kevin Heidrich, Robert A. Koch, Yoon Ah E. Oh

Peer Group Issuers, Footnote

(3) Company and Peer Group TSR reflects the Company’s peer group (PHLX Semiconductor Index) as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended January 3, 2026. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020.

PEO Total Compensation Amount	$ 7,813,551	$ 6,961,766	$ 5,646,028	$ 5,313,301	$ 5,134,310
PEO Actually Paid Compensation Amount	$ 6,491,709	10,138,733	21,220,183	2,086,925	13,985,674
Adjustment To PEO Compensation, Footnote

“Compensation Actually Paid” to the CEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

CEO	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$7,813,551	$6,961,766	$5,646,028	$5,313,301	$5,134,310
Less, Value of Stock & Option Awards Reported in SCT	($6,428,679)	($5,303,695)	($4,327,136)	($3,977,905)	($3,487,747)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—	—	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—	—	—	—
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,148,484	$4,637,070	$10,231,429	$2,764,863	$6,761,134
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($2,448,979)	$2,143,426	$8,298,325	($2,584,704)	$5,241,435
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$407,332	$1,700,166	$1,371,538	$571,370	$336,542
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—	—	—	—
Total Adjustments	($1,321,842)	$3,176,967	$15,574,155	($3,226,376)	$8,851,364
"Compensation Actually Paid"	$6,491,709	$10,138,733	$21,220,183	$2,086,925	$13,985,674

Non-PEO NEO Average Total Compensation Amount	$ 2,760,159	1,443,013	1,282,971	1,129,974	1,069,940
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,036,382	1,896,075	2,783,035	711,974	2,149,621
Adjustment to Non-PEO NEO Compensation Footnote

The average “Compensation Actually Paid” to the NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

NEO Average	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$2,760,159	$1,443,013	$1,282,971	$1,129,974	$1,069,940
Less, Value of Stock & Option Awards Reported in SCT	($1,733,647)	($756,739)	($721,165)	($577,372)	($533,902)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—	—	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—	—	—	—
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$3,016,194	$661,625	$1,508,382	$436,885	$879,706
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($107,600)	$274,604	$613,125	($143,057)	$665,069
Plus, FMV of Awards Granted this Year and that Vested this Year	$602,561	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	($153,074)	$273,572	$99,722	($134,457)	$68,807
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	($348,211)	—	—	—	—
Total Adjustments	$1,276,223	$453,062	$1,500,064	($418,000)	$1,079,680
"Compensation Actually Paid"	$4,036,382	$1,896,075	$2,783,035	$711,974	$2,149,621

Equity Valuation Assumption Difference, Footnote

(5) Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for TSR-based PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement. For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2025: $165.87 (3% decrease from the prior year) for 2024: $170.66 (11.6% increase from the prior year) for 2023: $152.90 (124.6% increase from prior year) for 2022: $68.09 (32.7% reduction from prior year) and, for 2021: $101.23 (110.8% increase from prior year).

Tabular List, Table

The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to Company performance, over the fiscal year ending January 3, 2026. Both Total Revenue and non-GAAP operating income factor into the annual cash incentive compensation paid to NEOs and Company TSR over two- and three-year measurement periods determine the ultimate value of PSUs awarded to NEOs. For a further discussion of how each of these financial measures relates to NEO compensation and for a reconciliation of the non-GAAP measure as compared to the GAAP measure reflected in our audited financial statements, see our “Compensation Discussion and Analysis” beginning on page 27 of this proxy statement. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Measures
Total Revenue
Non-GAAP Operating Income (1)
Total Shareholder Return
(1)
Refer to footnote (1) on page 39 of this proxy statement for a reconciliation of non-GAAP operating income to the most comparable GAAP measure.

Total Shareholder Return Amount	$ 331.78	350.34	321.44	143.16	212.86
Peer Group Total Shareholder Return Amount	268.22	186.98	155.35	93.02	142.85
Net Income (Loss)	$ 136,759	201,670	121,159	223,334	142,349
Additional 402(v) Disclosure

The following chart graphically illustrates the relationship between Compensation Actually Paid to our CEO and the other NEOs, the Company’s TSR and the TSR of our Peer Group:

Compensation Actually Paid and Net Income

The following chart graphically illustrates the relationship between Compensation Actually Paid to our CEO and other NEOs and the Company’s Net Income:

Compensation Actually Paid and Total Revenue

The following chart graphically illustrates the relationship between Compensation Actually Paid to our CEO and other NEOs and the Company’s Total Revenue:

TSR-based PSU Vested Footnote

(2) In 2023, tranches of the TSR-based PSU awards from 2021 and 2020 vested. None of the NEOs, except for the CEO, was in his or her current role in 2020 or 2021 at the time the PSU awards were granted. Therefore no NEO, except for the CEO, received Common Stock from the vesting of PSU awards in 2023.

Net Income Total Revenue Footnote	(4) The dollar amounts reported represent the amount of net income and total revenue reflected in our audited financial statements for each covered fiscal year.
Total Revenue	$ 1,005,263	$ 987,321	$ 815,868	$ 1,005,183	$ 788,899
Year End Stock Price | shares	165.87	170.66	152.9	68.09	101.23
Stock Price Performance	0.03	0.116	1.246	0.327	1.108
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income (1)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,321,842)	$ 3,176,967	$ 15,574,155	$ (3,226,376)	$ 8,851,364
PEO | Value Of Stock And Option Awards In Summary Compensation Table Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,428,679)	(5,303,695)	(4,327,136)	(3,977,905)	(3,487,747)
PEO | Change In Pension Value And Non Qualified Deferred Compensation Earnings Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Service Cost And Impact Of Pension Plan Adjustments Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,148,484	4,637,070	10,231,429	2,764,863	6,761,134
PEO | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,448,979)	2,143,426	8,298,325	(2,584,704)	5,241,435
PEO | F M V Of Awards Granted This Year And That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,332	1,700,166	1,371,538	571,370	336,542
PEO | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,276,223	453,062	1,500,064	(418,000)	1,079,680
Non-PEO NEO | Value Of Stock And Option Awards In Summary Compensation Table Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,733,647)	(756,739)	(721,165)	(577,372)	(533,902)
Non-PEO NEO | Change In Pension Value And Non Qualified Deferred Compensation Earnings Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Service Cost And Impact Of Pension Plan Adjustments Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,016,194	661,625	1,508,382	436,885	879,706
Non-PEO NEO | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,600)	274,604	613,125	(143,057)	665,069
Non-PEO NEO | F M V Of Awards Granted This Year And That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	602,561	0	0	0	0
Non-PEO NEO | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(153,074)	273,572	99,722	(134,457)	68,807
Non-PEO NEO | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (348,211)	$ 0	$ 0	$ 0	$ 0